                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 03/31/02
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     5/14/02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total: $ 442,103,519
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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

            Form 13F Information Table - Birinyi Associates 3/31/02

--------------------------------------------------------------------------------
               Column 1                   Column 2        Column 3   Column 4
--------------------------------------------------------------------------------
               Name of                 Title of class      CUSIP       Value

                Issuer                                               (x $1000)
--------------------------------------------------------------------------------
SPDR Trust Series 1                     COMMON STOCK     78462F103    $42,424
--------------------------------------------------------------------------------
International Business Machines Corp    COMMON STOCK     459200101    $24,631
--------------------------------------------------------------------------------
Citigroup Inc                           COMMON STOCK     172967101    $18,896
--------------------------------------------------------------------------------
Microsoft Corp                          COMMON STOCK     594918104    $14,399
--------------------------------------------------------------------------------
General Electric Co                     COMMON STOCK     369604103    $13,025
--------------------------------------------------------------------------------
Goldman Sachs Group Inc                 COMMON STOCK     38141G104    $11,597
--------------------------------------------------------------------------------
Exxon Mobil Corp                        COMMON STOCK     30231G102    $9,019
--------------------------------------------------------------------------------
Wal-Mart Stores Inc                     COMMON STOCK     931142103    $8,902
--------------------------------------------------------------------------------
Pfizer Inc                              COMMON STOCK     717081103    $7,882
--------------------------------------------------------------------------------
Intel Corp                              COMMON STOCK     458140100    $7,175
--------------------------------------------------------------------------------
Dell Computer Corp                      COMMON STOCK     247025109    $6,734
--------------------------------------------------------------------------------
Johnson & Johnson                       COMMON STOCK     478160104    $6,370
--------------------------------------------------------------------------------
Berkshire Hathaway Inc                  COMMON STOCK     084670108    $6,257
--------------------------------------------------------------------------------
Texas Instruments Inc                   COMMON STOCK     882508104    $6,074
--------------------------------------------------------------------------------
Merrill Lynch & Co Inc                  COMMON STOCK     590188108    $5,909
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co                 COMMON STOCK     110122108    $5,559
--------------------------------------------------------------------------------
AOL Time Warner Inc                     COMMON STOCK     00184A105    $5,438
--------------------------------------------------------------------------------
Home Depot Inc                          COMMON STOCK     437076102    $5,068
--------------------------------------------------------------------------------
American International Group            COMMON STOCK     026874107    $5,031
--------------------------------------------------------------------------------
3M Co                                   COMMON STOCK     88579Y101    $4,882
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co         COMMON STOCK     617446448    $4,772
--------------------------------------------------------------------------------
American Express Co                     COMMON STOCK     025816109    $4,685
--------------------------------------------------------------------------------
Philip Morris Cos Inc                   COMMON STOCK     718154107    $4,266
--------------------------------------------------------------------------------
Schlumberger Ltd                        COMMON STOCK     806857108    $3,747
--------------------------------------------------------------------------------
Merck & Co Inc                          COMMON STOCK     589331107    $3,689
--------------------------------------------------------------------------------
Cisco Systems Inc                       COMMON STOCK     17275R102    $3,404
--------------------------------------------------------------------------------
JP Morgan Chase & Co                    COMMON STOCK     46625H100    $3,390
--------------------------------------------------------------------------------
Fannie Mae                              COMMON STOCK     313586109    $3,275
--------------------------------------------------------------------------------
Alliance Capital Management Holding LP  LTD PARTNERSHIP  01855A101    $3,248
--------------------------------------------------------------------------------
Electronic Data Systems Corp            COMMON STOCK     285661104    $3,146
--------------------------------------------------------------------------------
Procter & Gamble Co                     COMMON STOCK     742718109    $2,991
--------------------------------------------------------------------------------
BP PLC                                       ADR         055622104    $2,800
--------------------------------------------------------------------------------
Coca-Cola Co/The                        COMMON STOCK     191216100    $2,713
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc            COMMON STOCK     524908100    $2,631
--------------------------------------------------------------------------------
United Technologies Corp                COMMON STOCK     913017109    $2,374
--------------------------------------------------------------------------------
Verizon Communications Inc              COMMON STOCK     92343V104    $2,235
--------------------------------------------------------------------------------
BellSouth Corp                          COMMON STOCK     079860102    $2,232
--------------------------------------------------------------------------------
Amgen Inc                               COMMON STOCK     031162100    $1,975
--------------------------------------------------------------------------------
International Game Technology           COMMON STOCK     459902102    $1,932
--------------------------------------------------------------------------------
Eli Lilly & Co                          COMMON STOCK     532457108    $1,897
--------------------------------------------------------------------------------
General Motors Corp                     COMMON STOCK     370442105    $1,874
--------------------------------------------------------------------------------
Nokia OYJ                                    ADR         654902204    $1,802
--------------------------------------------------------------------------------
Berkshire Hathaway Inc                  COMMON STOCK     084670207    $1,549
--------------------------------------------------------------------------------
Consolidated Edison Inc                 COMMON STOCK     209115104    $1,530
--------------------------------------------------------------------------------
PepsiCo Inc                             COMMON STOCK     713448108    $1,411
--------------------------------------------------------------------------------
ChevronTexaco Corp                      COMMON STOCK     166764100    $1,345
--------------------------------------------------------------------------------
Abbott Laboratories                     COMMON STOCK     002824100    $1,303
--------------------------------------------------------------------------------
Wyeth                                   COMMON STOCK     983024100    $1,260
--------------------------------------------------------------------------------
Best Buy Co Inc                         COMMON STOCK     086516101    $1,140
--------------------------------------------------------------------------------
UST Inc                                 COMMON STOCK     902911106    $1,032
--------------------------------------------------------------------------------
Eastman Kodak Co                        COMMON STOCK     277461109     $970
--------------------------------------------------------------------------------
General Dynamics Corp                   COMMON STOCK     369550108     $939
--------------------------------------------------------------------------------
Tyco International Ltd                  COMMON STOCK     902124106     $903
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
               Column 1                            Column 5               Column 6                Column 8
--------------------------------------------------------------------------------------------------------------------
               Name of                   Shrs or    SH/PRN    Put/Call   Investment           Voting authority
                                                                                         ---------------------------
                Issuer                   prn amt                         discretion        Sole     Shared    None
--------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                      370,450                            SOLE          370,450
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp     236,832                            SOLE          236,832
--------------------------------------------------------------------------------------------------------------------
Citigroup Inc                            381,577                            SOLE          381,577
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp                           238,755                            SOLE          238,755
--------------------------------------------------------------------------------------------------------------------
General Electric Co                      347,791                            SOLE          347,791
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                  128,500                            SOLE          128,500
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                         205,774                            SOLE          205,774
--------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                      145,250                            SOLE          145,250
--------------------------------------------------------------------------------------------------------------------
Pfizer Inc                               198,332                            SOLE          198,332
--------------------------------------------------------------------------------------------------------------------
Intel Corp                               235,932                            SOLE          235,932
--------------------------------------------------------------------------------------------------------------------
Dell Computer Corp                       257,900                            SOLE          257,900
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                         98,070                            SOLE          98,070
--------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                      88                              SOLE            88
--------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc                    183,500                            SOLE          183,500
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                   106,700                            SOLE          106,700
--------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co                  137,300                            SOLE          137,300
--------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                      229,950                            SOLE          229,950
--------------------------------------------------------------------------------------------------------------------
Home Depot Inc                           104,250                            SOLE          104,250
--------------------------------------------------------------------------------------------------------------------
American International Group              69,735                            SOLE          69,735
--------------------------------------------------------------------------------------------------------------------
3M Co                                     42,450                            SOLE          42,450
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co           83,264                            SOLE          83,264
--------------------------------------------------------------------------------------------------------------------
American Express Co                      114,375                            SOLE          114,375
--------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc                     81,000                            SOLE          81,000
--------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                          63,700                            SOLE          63,700
--------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                            64,060                            SOLE          64,060
--------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc                        201,046                            SOLE          201,046
--------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                      95,104                            SOLE          95,104
--------------------------------------------------------------------------------------------------------------------
Fannie Mae                                41,000                            SOLE          41,000
--------------------------------------------------------------------------------------------------------------------
Alliance Capital Management Holding LP    70,000                            SOLE          70,000
--------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp              54,250                            SOLE          54,250
--------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                       33,200                            SOLE          33,200
--------------------------------------------------------------------------------------------------------------------
BP PLC                                    52,724                            SOLE          52,724
--------------------------------------------------------------------------------------------------------------------
Coca-Cola Co/The                          51,906                            SOLE          51,906
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc              40,700                            SOLE          40,700
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp                  32,000                            SOLE          32,000
--------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc                48,967                            SOLE          48,967
--------------------------------------------------------------------------------------------------------------------
BellSouth Corp                            60,558                            SOLE          60,558
--------------------------------------------------------------------------------------------------------------------
Amgen Inc                                 33,100                            SOLE          33,100
--------------------------------------------------------------------------------------------------------------------
International Game Technology             31,000                            SOLE          31,000
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co                            24,900                            SOLE          24,900
--------------------------------------------------------------------------------------------------------------------
General Motors Corp                       31,009                            SOLE          31,009
--------------------------------------------------------------------------------------------------------------------
Nokia OYJ                                 86,900                            SOLE          86,900
--------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc                     654                              SOLE            654
--------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc                   36,500                            SOLE          36,500
--------------------------------------------------------------------------------------------------------------------
PepsiCo Inc                               27,400                            SOLE          27,400
--------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                        14,900                            SOLE          14,900
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                       24,770                            SOLE          24,770
--------------------------------------------------------------------------------------------------------------------
Wyeth                                     19,200                            SOLE          19,200
--------------------------------------------------------------------------------------------------------------------
Best Buy Co Inc                           14,400                            SOLE          14,400
--------------------------------------------------------------------------------------------------------------------
UST Inc                                   26,500                            SOLE          26,500
--------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co                          31,125                            SOLE          31,125
--------------------------------------------------------------------------------------------------------------------
General Dynamics Corp                     10,000                            SOLE          10,000
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd                    27,950                            SOLE          27,950
--------------------------------------------------------------------------------------------------------------------

            Form 13F Information Table - Birinyi Associates 3/31/02

--------------------------------------------------------------------------------
               Column 1                 Column 2        Column 3      Column 4
--------------------------------------------------------------------------------
               Name of               Title of class      CUSIP          Value

                Issuer                                                (x $1000)
--------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock       COMMON STOCK     631100104        $883
--------------------------------------------------------------------------------
SBC Communications Inc                COMMON STOCK     78387G103        $839
--------------------------------------------------------------------------------
Washington Mutual Inc                 COMMON STOCK     939322103        $787
--------------------------------------------------------------------------------
TXU Corp                              COMMON STOCK     873168108        $736
--------------------------------------------------------------------------------
eBay Inc                              COMMON STOCK     278642103        $680
--------------------------------------------------------------------------------
Bank of America Corp                  COMMON STOCK     060505104        $608
--------------------------------------------------------------------------------
Gap Inc/The                           COMMON STOCK     364760108        $602
--------------------------------------------------------------------------------
Northrop Grumman Corp                 COMMON STOCK     666807102        $565
--------------------------------------------------------------------------------
Analog Devices Inc                    COMMON STOCK     032654105        $563
--------------------------------------------------------------------------------
Radian Group Inc                      COMMON STOCK     750236101        $540
--------------------------------------------------------------------------------
Equity Office Properties Trust        COMMON STOCK     294741103        $540
--------------------------------------------------------------------------------
Hewlett-Packard Co                    COMMON STOCK     #N/A N.A.        $529
--------------------------------------------------------------------------------
Duke Energy Corp                      COMMON STOCK     264399106        $529
--------------------------------------------------------------------------------
FedEx Corp                            COMMON STOCK     31428X106        $523
--------------------------------------------------------------------------------
Immunomedics Inc                      COMMON STOCK     452907108        $512
--------------------------------------------------------------------------------
Sun Microsystems Inc                  COMMON STOCK     866810104        $480
--------------------------------------------------------------------------------
Oracle Corp                           COMMON STOCK     68389X105        $461
--------------------------------------------------------------------------------
Freddie Mac                           COMMON STOCK     313400301        $444
--------------------------------------------------------------------------------
Nvidia Corp                           COMMON STOCK     67066G104        $426
--------------------------------------------------------------------------------
Wells Fargo & Co                      COMMON STOCK     949746101        $420
--------------------------------------------------------------------------------
CMS Energy Corp                       COMMON STOCK     125896100        $396
--------------------------------------------------------------------------------
Tiffany & Co                          COMMON STOCK     886547108        $355
--------------------------------------------------------------------------------
Gallaher Group Plc                         ADR         363595109        $355
--------------------------------------------------------------------------------
Colgate-Palmolive Co                  COMMON STOCK     194162103        $343
--------------------------------------------------------------------------------
Boeing Co/The                         COMMON STOCK     097023105        $314
--------------------------------------------------------------------------------
Siebel Systems Inc                    COMMON STOCK     826170102        $293
--------------------------------------------------------------------------------
Household International Inc           COMMON STOCK     441815107        $287
--------------------------------------------------------------------------------
Aflac Inc                             COMMON STOCK     001055102        $258
--------------------------------------------------------------------------------
Medimmune Inc                         COMMON STOCK     584699102        $236
--------------------------------------------------------------------------------
Gillette Co/The                       COMMON STOCK     375766102        $230
--------------------------------------------------------------------------------
Harley-Davidson Inc                   COMMON STOCK     412822108        $222
--------------------------------------------------------------------------------
TMP Worldwide Inc                     COMMON STOCK     872941109        $207
--------------------------------------------------------------------------------
WorldCom Inc - MCI Group              COMMON STOCK     98157D304        $148
--------------------------------------------------------------------------------
VelocityHSI Inc                       COMMON STOCK     92257K102        $0
--------------------------------------------------------------------------------
Xcelera Inc                           COMMON STOCK      2778208         $29
--------------------------------------------------------------------------------
AES Corp/The                          COMMON STOCK     00130H105        $108
--------------------------------------------------------------------------------
Qwest Communications International    COMMON STOCK     749121109        $93
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson            ADR         294821400        $42
--------------------------------------------------------------------------------
Neomedia Technologies Inc             COMMON STOCK     640505103        $2
--------------------------------------------------------------------------------
Bellsouth 6.25% 05/15/03                  Bond         013420335        $225
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
               Column 1                            Column 5                     Column 6                Column 8
--------------------------------------------------------------------------------------------------------------------------
               Name of                 Shrs or      SH/PRN      Put/Call       Investment           Voting authority
                                                                                               ---------------------------
                Issuer                 prn amt                                 discretion        Sole     Shared    None
--------------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock         24,500                                    SOLE          24,500
--------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                  22,421                                    SOLE          22,421
--------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc                   23,750                                    SOLE          23,750
--------------------------------------------------------------------------------------------------------------------------
TXU Corp                                13,500                                    SOLE          13,500
--------------------------------------------------------------------------------------------------------------------------
eBay Inc                                12,000                                    SOLE          12,000
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                     8,939                                    SOLE           8,939
--------------------------------------------------------------------------------------------------------------------------
Gap Inc/The                             40,000                                    SOLE          40,000
--------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp                    5,000                                    SOLE           5,000
--------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc                      12,500                                    SOLE          12,500
--------------------------------------------------------------------------------------------------------------------------
Radian Group Inc                        11,000                                    SOLE          11,000
--------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust          18,000                                    SOLE          18,000
--------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                      29,500                                    SOLE          29,500
--------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp                        14,000                                    SOLE          14,000
--------------------------------------------------------------------------------------------------------------------------
FedEx Corp                               9,000                                    SOLE           9,000
--------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                        27,000                                    SOLE          27,000
--------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc                    54,400                                    SOLE          54,400
--------------------------------------------------------------------------------------------------------------------------
Oracle Corp                             36,048                                    SOLE          36,048
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac                              7,000                                    SOLE           7,000
--------------------------------------------------------------------------------------------------------------------------
Nvidia Corp                              9,600                                    SOLE           9,600
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co                         8,500                                    SOLE           8,500
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp                         17,500                                    SOLE          17,500
--------------------------------------------------------------------------------------------------------------------------
Tiffany & Co                            10,000                                    SOLE          10,000
--------------------------------------------------------------------------------------------------------------------------
Gallaher Group Plc                      11,500                                    SOLE          11,500
--------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co                     6,000                                    SOLE           6,000
--------------------------------------------------------------------------------------------------------------------------
Boeing Co/The                            6,500                                    SOLE           6,500
--------------------------------------------------------------------------------------------------------------------------
Siebel Systems Inc                       9,000                                    SOLE           9,000
--------------------------------------------------------------------------------------------------------------------------
Household International Inc              5,050                                    SOLE           5,050
--------------------------------------------------------------------------------------------------------------------------
Aflac Inc                                8,734                                    SOLE           8,734
--------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                            6,000                                    SOLE           6,000
--------------------------------------------------------------------------------------------------------------------------
Gillette Co/The                          6,750                                    SOLE           6,750
--------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Inc                      4,020                                    SOLE           4,020
--------------------------------------------------------------------------------------------------------------------------
TMP Worldwide Inc                        6,000                                    SOLE           6,000
--------------------------------------------------------------------------------------------------------------------------
WorldCom Inc - MCI Group                25,000                                    SOLE          25,000
--------------------------------------------------------------------------------------------------------------------------
VelocityHSI Inc                         24,300                                    SOLE          24,300
--------------------------------------------------------------------------------------------------------------------------
Xcelera Inc                             17,500                                    SOLE          17,500
--------------------------------------------------------------------------------------------------------------------------
AES Corp/The                            12,000                                    SOLE          12,000
--------------------------------------------------------------------------------------------------------------------------
Qwest Communications International      11,273                                    SOLE          11,273
--------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson         10,000                                    SOLE          10,000
--------------------------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc               10,000                                    SOLE          10,000
--------------------------------------------------------------------------------------------------------------------------
Bellsouth 6.25% 05/15/03               225,000                                    SOLE         225,000
--------------------------------------------------------------------------------------------------------------------------